Provisions - Summary of Economic Assumptions- Retirement Bonus Plan (Detail) - Retirements bonus plan [member]	Dec. 31, 2021	Dec. 31, 2020
Summary of economic assumptions [line items]
Summary of economic hypothesis Discount rate(s)	7.50%	5.50%
Expected rate(s) of salary increase	7.20%	4.00%
Inflation rate	5.20%	3.00%